Borrowings Bank facilities to support commercial paper borrowings (Details) $ in Millions	Oct. 03, 2020 USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Committed Capacity	$ 17,250
Line of Credit Facility, Capacity Used	0
Line of Credit Facility, Unused Capacity	17,250
Existing Line of Credit 3
Line of Credit Facility [Line Items]
Line of Credit Facility, Committed Capacity	5,250
Line of Credit Facility, Capacity Used	0
Line of Credit Facility, Unused Capacity	5,250
Existing Line of Credit 1
Line of Credit Facility [Line Items]
Line of Credit Facility, Committed Capacity	5,000
Line of Credit Facility, Capacity Used	0
Line of Credit Facility, Unused Capacity	5,000
Existing Line of Credit 2
Line of Credit Facility [Line Items]
Line of Credit Facility, Committed Capacity	4,000
Line of Credit Facility, Capacity Used	0
Line of Credit Facility, Unused Capacity	4,000
Existing Line of Credit 4
Line of Credit Facility [Line Items]
Line of Credit Facility, Committed Capacity	3,000
Line of Credit Facility, Capacity Used	0
Line of Credit Facility, Unused Capacity	$ 3,000